Reclamation Provision (Tables)	12 Months Ended
Dec. 31, 2024
Reclamation Provision [Abstract]
Schedule of Reclamation Provision
As at December 31,	2024	2023
Balance, start of year	$1,529	$1,271
Additions	2,244	291
Accretion	33	23
Settlement	(13)	(69)
Change in estimate	(28)	13
Balance, end of year	$3,765	$1,529